Restructuring and related charges Restructuring and related charges (Tables)	12 Months Ended
Sep. 30, 2017
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Charges
The following table summarizes restructuring and related charges associated with Spectrum Brands’ continuing operations during Fiscal 2017, 2016 and 2015, and where those charges are classified in the accompanying Consolidated Statements of Operations:

	Fiscal
Initiatives:	2017	2016	2015
HHI distribution center consolidation	$27.4	$—	$—
GAC business rationalization initiative	24.2	5.3	—
Pet rightsizing initiative	8.2	—	—
Global Expense Rationalization	0.3	4.6	9.0
HHI business rationalization initiative	—	2.2	9.5
Other restructuring activities	0.3	1.9	1.0
Total restructuring and related charges	$60.4	$14.0	$19.5
Reported as:
Cost of goods sold	$18.1	$0.2	$1.4
Selling, acquisition, operating and general expenses	42.3	13.8	18.1
ing Fiscal 2014, Spectrum Brands implemented a series of initiatives throughout the hardware and home improvement product category unit to reduce operating costs and exit low margin business outside the U.S. (the “HHI Business Rationalization Initiatives”). These initiatives include headcount reductions, the exit of certain facilities and the sale of a portion of the Hardware & Home Improvement operations. Total costs associated with these initiatives of $16.6 has been incurred and completed as of September 30, 2016.
During Fiscal 2013, Spectrum Brands implemented a series of initiatives to reduce operating costs. These initiatives consisted of headcount reductions in the global pet supplies product categories and within corporate (the “Global Expense Rationalization Initiatives”). Total costs associated with these initiatives of $47.0 has been incurred and completed as of September 30, 2016.
Spectrum Brands has entered or may enter into small, less significant initiatives and restructuring activities to reduce costs and improve margins throughout the organization (“Other Restructuring Activities”). Individually these activities are not substantial, and occur over a shorter time period (less than 12 months).
The following table summarizes restructuring and related charges associated with Spectrum Brands’ continuing operations during Fiscal 2017, 2016 and 2015, and where those charges are classified in the accompanying Consolidated Statements of Operations:

	Fiscal
Initiatives:	2017	2016	2015
HHI distribution center consolidation	$27.4	$—	$—
GAC business rationalization initiative	24.2	5.3	—
Pet rightsizing initiative	8.2	—	—
Global Expense Rationalization	0.3	4.6	9.0
HHI business rationalization initiative	—	2.2	9.5
Other restructuring activities	0.3	1.9	1.0
Total restructuring and related charges	$60.4	$14.0	$19.5
Reported as:
Cost of goods sold	$18.1	$0.2	$1.4
Selling, acquisition, operating and general expenses	42.3	13.8	18.1

The following table summarizes restructuring and related charges associated with Spectrum Brands’ continuing operations for Fiscal 2017, 2016 and 2015, and cumulative costs of restructuring initiatives as of September 30, 2017, by cost type. Termination costs consist of involuntary employee termination benefits and severance pursuant to a one-time benefit arrangement recognized as part of a restructuring initiative. Other costs consist of non-termination type costs related to restructuring initiatives such as incremental costs to consolidate or close facilities, relocate employees, cost to retrain employees to use newly deployed assets or systems, lease termination costs, and redundant or incremental transitional operating costs and customer fines and penalties during transition, among others:

	Fiscal
Cost Type:	2017	2016	2015	Cumulative costs through September 30, 2017	Future costs to be incurred
Termination benefits	$11.2	$2.4	$1.8	$11.1	$5.1
Other costs	49.2	11.6	17.7	54.6	25.0
Total restructuring and related charges	$60.4	$14.0	$19.5	$65.7	$30.1